Accrued Expenses and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	September 30, 2025	December 31, 2024
Accrued payroll and related expenses	$62,799	$50,957
Dividends payable	805	2,534
Income taxes payable	5,567	2,997
Other tax liabilities	25,117	16,184
Contingent consideration	—	4,538
Accrued expenses	46,889	51,695
Other liabilities	42,218	56,840
Accrued expenses and other liabilities	$183,395	$185,745

Accrued expenses and other liabilities consist of the following:

	December 31, 2024	December 31, 2023
Accrued payroll and related expenses	$50,957	$59,850
Dividends payable	2,534	18,929
Income taxes payable	2,997	4,353
Other tax liabilities	16,184	13,540
Contingent consideration	4,538	25,194
Accrued expenses	51,695	55,774
Other liabilities	56,840	58,393
Accrued expenses and other liabilities	$185,745	$236,033